SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY (Details) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Parent company USD ($)	Dec. 31, 2012 Parent company CNY	Dec. 31, 2011 Parent company USD ($)	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company CNY	Dec. 31, 2009 Parent company CNY
Current assets:
Cash and cash equivalents	$ 405,390	2,525,618	$ 356,681	2,222,160	1,924,884	1,457,890	$ 2,342	14,589	$ 3,977	24,776	109,393	43,490
Other receivables	13,895	86,565		82,736			195	1,212		190,216
Amounts due from subsidiaries							245,333	1,528,450		1,337,536
Total current assets	480,554	2,993,900		2,898,414			247,870	1,544,251		1,552,528
Non-current assets:
Investment in subsidiaries							222,589	1,386,753		1,224,245
Total assets	545,865	3,400,789		3,280,996			470,459	2,931,004		2,776,773
Current liabilities:
Other payables							895	5,578		5,767
Amounts due to subsidiaries							4,983	31,046		16,959
Total liabilities	63,062	392,882		402,001			5,878	36,624		22,726
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,002,541,446 and 998,861,526 as of December 31, 2011 and 2012, respectively)	1,224	7,624		7,646			1,224	7,624		7,646
Additional paid-in capital	366,753	2,284,906		2,272,580			366,753	2,284,906		2,272,580
Retained earnings							113,318	705,982		575,472
Accumulated other comprehensive income (loss)	(16,714)	(104,132)		(101,651)			(16,714)	(104,132)		(101,651)
Total CNinsure Inc. Shareholders' equity	464,581	2,894,380		2,754,047			464,581	2,894,380		2,754,047	3,060,984	1,991,808
Total liabilities and equity	$ 545,865	3,400,789		3,280,996			$ 470,459	2,931,004		2,776,773
Ordinary shares, authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000			10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, par value (in dollars per share)	$ 0.001		$ 0.001				$ 0.001		$ 0.001
Ordinary shares, issued	998,861,526	998,861,526	1,002,541,446	1,002,541,446			998,861,526	998,861,526	1,002,541,446	1,002,541,446
Ordinary shares, outstanding	998,861,526	998,861,526	1,002,541,446	1,002,541,446			998,861,526	998,861,526	1,002,541,446	1,002,541,446